Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
RISK MANAGEMENT	RISK MANAGEMENT
35.1Accounting policies
Operating activities expose the Company to the following financial risks: (i) market risk, related to interest rate, fuel price and exchange rate, (ii) credit risk and (iii) liquidity risk.
The risks are monitored by the Company’s management and can be mitigated through the use of swaps, terms and options, interest, in the oil markets and currency .
All activities with derivative financial instruments for risk management are carried out by specialists with skill, experience and adequate supervision. It is the Company's policy not to operate transactions for speculative purposes.
35.2Fair value hierarchy of financial instruments
The following hierarchy is used to determine the fair value of financial instruments:
Level 1: quoted prices, without adjustment, in active markets for identical assets and liabilities;
Level 2: other techniques for which all inputs that have a significant effect on the fair value recorded are directly or indirectly observable; and
Level 3: techniques that use data that have a significant effect on the fair value recorded that are not based on observable market data.
The fair value hierarchy of the Company's consolidated financial instruments, as well as the comparison between carrying amounts and fair values, are presented below:

			Carrying amount		Fair value
			December 31,		December 31,
Description	Note	Level	2023	2022	2023	2022

Assets
Cash and cash equivalents	6	2	1,897,336	668,348	1,897,336	668,348
Long-term investments	7	2	780,312	733,043	780,312	733,043
Derivative financial instruments	23	2	21,909	271,950	21,909	271,950

Liabilities
Loans and financing	18	2	(9,698,912)	(7,232,699)	(9,796,608)	(6,187,389)
Convertible instruments	20	2	(712,835)	(1,286,748)	(712,835)	(1,286,748)
Convertible debt instruments – conversion right	20	2	(488,775)	(116,971)	(488,775)	(116,971)
Derivative financial instruments	23	2	(69,745)	(244,575)	(69,745)	(244,575)
Financial instruments carried at amortized cost whose fair value is a reasonable approximation of their book value, mainly due to the short maturity of these assets and liabilities, have not been presented above.
35.3Market risks
35.3.1 Interest rate risk
35.3.1.1 Sensitivity analysis
As of December 31, 2023, the Company held financial assets and liabilities linked to various types of rates. In the sensitivity analysis of non-derivative financial instruments, the impact on annual interest was only considered on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR		Exposure to LIBOR
Description	Rate (p.a.)	December 31, 2023	Weighted rate (p.a.)	December 31, 2023	Weighted rate (p.a.)	December 31, 2023

Exposed assets (liabilities), net	11.7%	674,747	5.3%	(423,134)	5.6%	(93,687)

Effect on profit or loss
Interest rate devaluation by -50%	5.8%	(39,205)	2.7%	11,297	2.8%	2,618
Interest rate devaluation by -25%	8.7%	(19,602)	4.0%	5,648	4.2%	1,309
Interest rate appreciation by 50%	17.5%	39,205	8.0%	(11,297)	8.4%	(2,618)
Interest rate appreciation by 25%	14.6%	19,602	6.7%	(5,648)	7.0%	(1,309)
Assets and liabilities linked to LIBOR are being reviewed and will be updated using alternative published rates. The Company estimates that the updated cash flows will be economically equivalent to the original ones.
35.3.1 Aircraft fuel price risk (“QAV”)
The price of fuel may vary depending on the volatility of the price of crude oil and its derivatives. To mitigate losses linked to variations in the fuel market, the Company had, as of December 31, 2023, forward transactions on fuel (note 23).
35.3.2.1 Sensitivity analysis
The following table demonstrates the sensitivity analysis in US dollars of the price fluctuation of QAV liter:

	Exposure to price
Description	Average price per liter (in reais)	December 31, 2023

Aircraft fuel	4.85	(5,890,485)

Effect on profit or loss
Devaluation by -50%	2.43	2,945,243
Devaluation by -25%	3.64	1,472,621
Appreciation by 50%	7.28	(2,945,243)
Appreciation by 25%	6.06	(1,472,621)
35.3.1 Foreign exchange risk
The foreign exchange risk arises from the possibility of unfavorable exchange differences to which the Company's cash flows are exposed.
The equity exposure to the main variations in exchange rates is shown below:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2023	2022	2023	2022

Assets
Cash and cash equivalents	82,975	56,487	4,092	8,052
Long-term investments	—	—	780,312	733,043
Accounts receivable	115,024	166,012	2,876	—
Aircraft sublease	30,802	176,053	—	—
Deposits	2,196,474	2,471,349	—	—
Other assets	26,207	12,636	—	—
Total assets	2,451,482	2,882,537	787,280	741,095

Liabilities
Loans and financing	(8,889,048)	(5,879,553)	—	—
Leases	(14,043,101)	(14,525,385)	—	—
Convertible debt instruments	(1,201,610)	(1,419,738)	—	—
Accounts payable	(2,040,546)	(1,031,059)	—	—
Airport taxes and fees	(21,994)	(20,320)	—	—
Provisions and other liabilities	(2,681,857)	(3,020,947)	—	—
Total liabilities	(28,878,156)	(25,897,002)	—	—
Net exposure	(26,426,674)	(23,014,465)	787,280	741,095
Net exposure in foreign currency	(5,458,590)	(4,410,845)	147,111	133,066
35.3.3.1 Sensitivity analysis

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2023	Closing rate	December 31, 2023

Exposed assets (liabilities), net	4.8413	(26,426,674)	5.3516	787,280

Effect on profit or loss
Foreign currency devaluation by -50%	2.4207	13,213,337	2.6758	(393,640)
Foreign currency devaluation by -25%	3.6310	6,606,669	4.0137	(196,820)
Foreign currency appreciation by 50%	7.2620	(13,213,337)	8.0274	393,640
Foreign currency appreciation by 25%	6.0516	(6,606,669)	6.6895	196,820
35.4Credit risk
Credit risk is inherent to the Company's operating and financial activities, mainly disclosed in cash and cash equivalents, long-term investments, accounts receivable, aircraft sublease, security deposits and maintenance reserves. Financial assets classified as cash and cash equivalents are deposited with counterparties that have a minimum investment grade rating in the assessment made by agencies S&P Global Ratings, Moody's or Fitch (between AAA and A+). The TAP Bond is guaranteed by intellectual property rights and credits related to the TAP mileage program.
Credit limits are established for all customers based on internal classification criteria and the carrying amounts represent the maximum credit risk exposure. Outstanding receivables from customers are frequently monitored by the Company and, when necessary, allowances for expected credit losses are recognized.
Derivative financial instruments are contracted on the over-the-counter market (OTC) from counterparties with a minimum investment grade rating, or on commodities and futures exchanges (B3 and NYMEX), which substantially mitigates the credit risk. The Company assesses the risks of counterparties in financial instruments and diversifies its exposure periodically.
35.5Liquidity risk
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2023 are as follows:

	December 31, 2023
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	9,698,912	15,035,043	2,068,226	10,066,315	2,900,502
Reverse factoring	290,847	294,164	294,164	—	—
Leases	15,146,411	25,123,150	3,936,476	13,921,792	7,264,882
Convertible debt instruments	1,201,610	1,883,787	143,109	1,740,678	—
Accounts payable	3,598,768	3,988,050	2,370,980	1,138,958	478,112
Airport taxes and fees	1,760,083	2,019,044	759,679	1,259,365	—
Derivative financial instruments	69,745	69,745	68,905	840	—
	31,766,376	48,412,983	9,641,539	28,127,948	10,643,496
35.6Capital management
The Company seeks capital alternatives in order to satisfy its operational needs, aiming at a capital structure that it considers adequate for the financial costs and the maturity dates of funding and its guarantees. The Company continuously monitors its net indebtedness, see note 2 with details of the Company's actions in the year ended December 31, 2023.